Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)
Communication Services (6.0%)
* Alphabet Inc. Class A	95,780	167,868
* Alphabet Inc. Class C	86,667	151,830
* T-Mobile US Inc.	646,337	87,158
* Walt Disney Co.	412,935	74,815
Activision Blizzard Inc.	600,000	55,710
* Facebook Inc. Class A	102,400	27,972
* Charter Communications Inc. Class A	41,800	27,653
Electronic Arts Inc.	145,000	20,822
Comcast Corp. Class A	313,833	16,445
* Altice USA Inc. Class A	109,400	4,143
Entercom Communications Corp. Class A	1,200,000	2,964
		637,380
Consumer Discretionary (11.9%)
Sony Corp. ADR	1,978,500	200,026
Whirlpool Corp.	814,614	147,030
* CarMax Inc.	1,483,100	140,094
Ross Stores Inc.	984,740	120,936
TJX Cos. Inc.	1,712,100	116,919
* Mattel Inc.	6,255,471	109,158
* Alibaba Group Holding Ltd. ADR	345,400	80,385
* Tesla Inc.	98,600	69,579
Newell Brands Inc.	1,865,000	39,594
* Amazon.com Inc.	12,150	39,572
L Brands Inc.	1,021,200	37,978
Carnival Corp.	1,497,300	32,432
Royal Caribbean Cruises Ltd.	405,100	30,257
Marriott International Inc. Class A	197,990	26,119
VF Corp.	250,000	21,353
* Capri Holdings Ltd.	475,000	19,950
* Burlington Stores Inc.	39,000	10,201
^ Restaurant Brands International Inc.	140,500	8,586
* Dollar Tree Inc.	61,000	6,590
Las Vegas Sands Corp.	79,600	4,744
MGM Resorts International	95,000	2,993
McDonald's Corp.	13,100	2,811
* Norwegian Cruise Line Holdings Ltd.	98,080	2,494
Hilton Worldwide Holdings Inc.	13,800	1,535
* AutoZone Inc.	455	539
		1,271,875
Consumer Staples (0.3%)
Tyson Foods Inc. Class A	225,000	14,499
Altria Group Inc.	182,024	7,463
* BJ's Wholesale Club Holdings Inc.	139,700	5,208

	Mowi ASA	80,000	1,786
			28,956
Energy (1.2%)
	Pioneer Natural Resources Co.	585,023	66,628
	Cabot Oil & Gas Corp.	1,114,850	18,150
	EOG Resources Inc.	348,921	17,401
*	Southwestern Energy Co.	2,200,000	6,556
	Cameco Corp.	488,100	6,540
	Valero Energy Corp.	82,041	4,641
*,^	Transocean Ltd.	1,237,200	2,858
	Hess Corp.	34,490	1,821
	TechnipFMC plc	185,100	1,740
	Schlumberger Ltd.	7,100	155
			126,490
Financials (9.0%)
	JPMorgan Chase & Co.	1,699,636	215,973
	Wells Fargo & Co.	3,793,400	114,485
	Charles Schwab Corp.	2,119,734	112,431
	Northern Trust Corp.	1,021,450	95,138
	Goldman Sachs Group Inc.	344,000	90,716
	Discover Financial Services	957,781	86,708
	Raymond James Financial Inc.	787,500	75,340
	Bank of America Corp.	2,217,459	67,211
	Marsh & McLennan Cos. Inc.	368,712	43,139
	US Bancorp	698,300	32,534
	Progressive Corp.	150,050	14,837
	Morgan Stanley	165,000	11,307
	CME Group Inc.	3,250	592
			960,411
Health Care (24.7%)
	Eli Lilly and Co.	2,704,142	456,567
	Amgen Inc.	1,492,620	343,183
	AstraZeneca plc ADR	5,893,900	294,636
*	Biogen Inc.	1,057,051	258,830
	Thermo Fisher Scientific Inc.	441,032	205,424
	Novartis AG ADR	1,945,770	183,739
*	Elanco Animal Health Inc.	4,505,831	138,194
	Bristol-Myers Squibb Co.	1,801,310	111,735
*	Boston Scientific Corp.	2,958,230	106,348
	Roche Holding AG	270,650	94,267
1	Siemens Healthineers AG	1,075,007	55,322
	Zimmer Biomet Holdings Inc.	335,000	51,620
	CVS Health Corp.	743,040	50,750
	Abbott Laboratories	441,900	48,384
*	LivaNova plc	625,840	41,437
*	Illumina Inc.	111,830	41,377
	Agilent Technologies Inc.	311,370	36,894
	Merck & Co. Inc.	328,000	26,830
*	Alcon Inc.	373,580	24,649
	Sanofi ADR	434,300	21,103
*	BioMarin Pharmaceutical Inc.	192,670	16,895
	Stryker Corp.	48,100	11,786
*	IQVIA Holdings Inc.	41,525	7,440
	Medtronic plc	60,000	7,028
	Cerner Corp.	10,000	785
	UnitedHealth Group Inc.	1,088	382

* Waters Corp.	203	50
		2,635,655
Industrials (16.3%)
Southwest Airlines Co.	7,737,525	360,646
Siemens AG	1,724,467	248,405
FedEx Corp.	837,700	217,484
* Aecom	2,808,900	139,827
Jacobs Engineering Group Inc.	997,925	108,734
United Parcel Service Inc. Class B	624,500	105,166
* Airbus SE	838,689	92,042
Caterpillar Inc.	368,410	67,058
* United Airlines Holdings Inc.	1,519,900	65,736
* TransDigm Group Inc.	85,150	52,695
Delta Air Lines Inc.	1,195,970	48,090
Union Pacific Corp.	199,200	41,477
^ American Airlines Group Inc.	2,415,600	38,094
Textron Inc.	662,400	32,014
General Dynamics Corp.	178,270	26,530
AMETEK Inc.	143,090	17,305
Deere & Co.	55,150	14,838
CSX Corp.	145,000	13,159
IDEX Corp.	56,000	11,155
Carrier Global Corp.	294,100	11,094
Otis Worldwide Corp.	100,000	6,755
Rockwell Automation Inc.	26,400	6,621
L3Harris Technologies Inc.	34,000	6,427
Pentair plc	93,300	4,953
Raytheon Technologies Corp.	40,000	2,860
		1,739,165
Information Technology (26.4%)
Microsoft Corp.	1,458,560	324,413
Texas Instruments Inc.	1,919,180	314,995
KLA Corp.	922,630	238,878
Intel Corp.	3,520,200	175,376
* Flex Ltd.	8,774,690	157,769
* Micron Technology Inc.	1,835,950	138,027
Telefonaktiebolaget LM Ericsson ADR	11,354,000	135,680
QUALCOMM Inc.	812,260	123,740
Applied Materials Inc.	1,339,800	115,625
NetApp Inc.	1,689,900	111,939
ASML Holding NV	207,275	101,092
* Adobe Inc.	197,200	98,624
Intuit Inc.	226,350	85,979
HP Inc.	3,444,903	84,710
Hewlett Packard Enterprise Co.	7,147,697	84,700
Analog Devices Inc.	488,840	72,216
* PayPal Holdings Inc.	303,900	71,174
Visa Inc. Class A	260,220	56,918
Cisco Systems Inc.	1,167,600	52,250
Apple Inc.	390,000	51,749
* Keysight Technologies Inc.	331,810	43,829
Oracle Corp.	641,000	41,466
Corning Inc.	1,110,700	39,985
NVIDIA Corp.	65,240	34,068
Teradyne Inc.	144,900	17,372
Mastercard Inc. Class A	29,000	10,351
* BlackBerry Ltd.	1,408,700	9,340

Western Digital Corp.		162,820	9,019
Science Applications International Corp.		80,000	7,571
Perspecta Inc.		309,476	7,452
* Nokia Oyj ADR		742,037	2,902
* Ciena Corp.		14,000	740
			2,819,949
Materials (1.4%)
Albemarle Corp.		561,065	82,768
DuPont de Nemours Inc.		366,333	26,050
Dow Inc.		359,533	19,954
Corteva Inc.		356,400	13,800
Greif Inc. Class B		33,000	1,596
Freeport-McMoRan Inc.		35,000	911
			145,079
Real Estate (0.1%)
American Homes 4 Rent Class A		225,000	6,750
Alexandria Real Estate Equities Inc.		5,100	909
Healthpeak Properties Inc.		16,000	484
			8,143
Total Common Stocks (Cost $4,657,750)			10,373,103
	Coupon
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
2,3 Vanguard Market Liquidity Fund (Cost $280,334)	0.111%	2,804,307	280,431
Total Investments (100.0%) (Cost $4,938,084)			10,653,534
Other Assets and Liabilities -Net (0.0%)			4,772
Net Assets (100%)			10,658,306
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,189,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of this security represented 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $13,530,000 was received for securities on loan.
ADR—American Depositary Receipt.

PRIMECAP Core Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments. Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	9,881,281	491,822	—	10,373,103
Temporary Cash Investments	280,431	—	—	280,431
Total	10,161,712	491,822	—	10,653,534